Bank Borrowings - Schedule of Outstanding Balances of Banks Borrowings (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	$ 6,108,552	$ 5,582,665
Guaranteed [Member]
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	2,734,186	3,157,475
Collateralized and guaranteed [Member]
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	$ 3,374,366	$ 2,425,190